Accounts Receivable, Net - Schedule of Allowance for Credit Loss (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Third Party [Member]
Schedule of Accounts Receivable - Third Parties, Net [Line Items]
Accounts receivable gross	$ 3,125,187	$ 2,372,168
Less: allowance for credit loss	(22,794)	(22,794)
Accounts receivable, net	3,102,393	2,349,374
Related Party [Member]
Schedule of Accounts Receivable - Third Parties, Net [Line Items]
Accounts receivable gross		33,924
Less: allowance for credit loss
Accounts receivable, net		$ 33,924